Borrowings - Components (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 22, 2024	Dec. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Total Notes Payable	$ 55,050	$ 34,725		$ 9,545
Less: unamortized debt discount	(9,791)	(6,446)		(2,133)
Total Long-term Notes	$ 16,755	13,654		5,500
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Total Notes Payable		725		1,911
Notes payable | Related party notes
Debt Instrument [Line Items]
Total Notes Payable		$ 14,000		$ 1,000
Notes payable | Minimum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest Rate				9.00%	9.00%
Notes payable | Minimum | Related party notes
Debt Instrument [Line Items]
Interest Rate		8.00%
Notes payable | Maximum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest Rate				15.00%	12.00%
Notes payable | Maximum | Related party notes
Debt Instrument [Line Items]
Interest Rate		15.99%
Convertible debt | Convertible debentures
Debt Instrument [Line Items]
Interest Rate	0.00%
Total Notes Payable	$ 28,172	$ 0
Convertible debt | Term convertible notes
Debt Instrument [Line Items]
Interest Rate	3.94%
Total Notes Payable	$ 2,451	$ 0
Term loan | WTI Facility
Debt Instrument [Line Items]
Interest Rate	13.50%	13.50%	13.50%
Total Notes Payable	$ 20,000	$ 20,000		$ 0
Nonrelated party
Debt Instrument [Line Items]
Less: current portion of notes	$ (27,502)	(625)		(912)
Nonrelated party | Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Interest Rate	15.00%
Total Notes Payable	$ 425	$ 725
Nonrelated party | Notes payable | Minimum
Debt Instrument [Line Items]
Interest Rate		12.00%
Nonrelated party | Notes payable | Minimum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest Rate		12.00%
Nonrelated party | Notes payable | Maximum
Debt Instrument [Line Items]
Interest Rate		15.00%
Nonrelated party | Notes payable | Maximum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest Rate		15.00%
Related party
Debt Instrument [Line Items]
Less: current portion of notes		$ (14,000)		$ (1,000)
Related party | Notes payable | Related party notes
Debt Instrument [Line Items]
Total Notes Payable	0	14,000
Less: current portion of notes	0	$ (14,000)
Related party | Notes payable | Minimum | Related party notes
Debt Instrument [Line Items]
Interest Rate		8.00%
Related party | Notes payable | Maximum | Related party notes
Debt Instrument [Line Items]
Interest Rate		15.99%
Related party | Convertible debt | Related party convertible notes
Debt Instrument [Line Items]
Total Notes Payable	4,002	$ 0
Less: current portion of notes	$ (1,002)	$ 0
Related party | Convertible debt | Minimum | Related party convertible notes
Debt Instrument [Line Items]
Interest Rate	3.94%
Related party | Convertible debt | Maximum | Related party convertible notes
Debt Instrument [Line Items]
Interest Rate	15.00%